Financial risk management (Details 3) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure of financial risk management [Line Items]
Trade and other payables	$ (149,288)	$ (127,377)
Less: cash and cash equivalents	719,808	516,301	$ 213,372	$ 82,752
Net position	570,520	388,924
Total equity	3,992,269	3,751,957	$ 3,492,305	3,302,954
Total capital	$ 3,421,749	$ 3,363,033
Gearing ratio	0.00%	0.00%	1.50%
Kibali Jersey Limited [Member]
Disclosure of financial risk management [Line Items]
Trade and other payables	$ (104,633)	$ (131,859)	$ (117,083)
Borrowings and trade and other payables (note 16 and 18)	153,439	189,073	178,638
Less: cash and cash equivalents	3,288	18,865	21,373
Net borrowings, trade and other payables and cash	150,151	170,208	157,265
Total equity	2,824,838	2,780,887	2,791,184	$ 2,720,055
Total capital	$ 2,974,988	$ 2,915,095	$ 2,948,449
Gearing ratio	5.00%	6.00%	5.00%